Consolidated Statements of Income or Loss $ in Thousands	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / EquityInstruments	Dec. 31, 2022 MXN ($) $ / EquityInstruments	Dec. 31, 2021 MXN ($) $ / EquityInstruments
Consolidated Statements of Income or Loss
Revenues	$ 73,767,930	$ 75,526,609	$ 73,915,432
Cost of revenues	48,898,707	48,807,606	46,653,598
Selling expenses	9,146,910	9,422,916	8,099,607
Administrative expenses	12,200,090	12,061,932	12,189,542
Income before other income or expense	3,522,223	5,234,155	6,972,685
Other (expense) income, net	(866,819)	(815,565)	3,716,237
Operating income	2,655,404	4,418,590	10,688,922
Finance expense	(8,005,237)	(11,357,273)	(12,478,039)
Finance income	3,307,454	2,151,109	560,026
Finance expense, net	(4,697,783)	(9,206,164)	(11,918,013)
Share of (loss) income of associates and joint ventures, net	(4,086,628)	(7,378,249)	3,671,030
(Loss) income before income taxes	(6,129,007)	(12,165,823)	2,441,939
Income tax (expense) benefit	(2,678,245)	1,227,462	(1,673,054)
Net (loss) income from continuing operations	(8,807,252)	(10,938,361)	768,885
Income from discontinued operations, net		56,222,185	6,585,900
Net (loss) income	(8,807,252)	45,283,824	7,354,785
Net (loss) income attributable to:
Stockholders of the Company	(8,422,730)	44,712,180	6,055,826
Non-controlling interests	(384,522)	571,644	1,298,959
Net (loss) income	$ (8,807,252)	$ 45,283,824	$ 7,354,785
Basic (loss) earnings per CPO attributable to stockholders of the Company:
Continuing operations | $ / EquityInstruments	(3.01)	(4.06)	(0.16)
Discontinued operations | $ / EquityInstruments		19.86	2.33
Total | $ / EquityInstruments	(3.01)	15.80	2.17
Diluted (loss) earnings per CPO attributable to stockholders of the Company:
Continuing operations | $ / EquityInstruments	(3.01)	(4.06)	(0.16)
Discontinued operations | $ / EquityInstruments		19.86	2.33
Total | $ / EquityInstruments	(3.01)	15.80	2.17